Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 2,010,719	$ 266,199	$ 415,057	$ 91,316	$ 114,601
Adjustments to reconcile net income to net cash used in operating activities:
Loss (gain) on sale of mortgage servicing rights	65,821	(12,797)	22,480	(91,130)	(39,695)
Reserve for representations and warranties	25,574	12,772	19,153	10,327	11,811
Capitalization of mortgage servicing rights	(1,335,654)	(797,425)	(1,126,965)	(349,413)	(227,102)
Amortization and pay-offs of mortgage servicing rights	325,566	64,221	117,217	57,406	40,412
Impairment on mortgage servicing rights	32,162	62,190	20,559	0
Depreciation and amortization of premises and equipment	8,071	6,787	9,405	5,456	11,130
Noncash lease expense	5,779	1,900
Amortization of right-of-use assets			2,520	0
(Increase) decrease in:
Mortgage loans at fair value	231,114	(1,711,937)	(2,928,550)	(675,063)	(653,487)
Accounts receivable, net	(66,203)	5,185	(4,907)	(35,300)	(13,361)
Derivative assets	(26,364)	(19,102)	(7,094)	(11,817)	5,911
Other assets	(162,305)	(6,471)	(9,051)	(3,407)	(4,548)
Increase (decrease) in:
Accounts payable and accrued expenses	256,789	5,953	(19,291)	56,895	(1,836)
Derivative liabilities	19,089	8,744	(6,545)	18,557	1,524
Net cash provided by (used in) operating activities	1,390,158	(2,113,781)	(3,496,012)	(926,173)	(754,640)
CASH FLOW FROM INVESTING ACTIVITIES
Purchases of premises and equipment, net	(3,669)	(15,130)	(16,775)	(53,274)	(164)
Proceeds from sale of mortgage servicing rights	217,786	571,010	594,150	224,012	203,254
Net cash provided by investing activities	214,117	555,880	577,375	170,738	203,090
CASH FLOWS FROM FINANCING ACTIVITIES
Net borrowings (repayments) borrowings under warehouse lines of credit	(276,382)	1,674,697	2,836,688	639,145	658,552
Borrowings under equipment note payable			30,000	0
Borrowings under operating lines of credit	456,895	449,321	798,321	407,900	146,000
Repayments under operating lines of credit	(512,595)	(344,418)	(582,417)	(312,804)	(153,000)
Member contributions	300,000	0
Member distributions	(949,681)	(12,930)	(72,785)	(5,373)	(89,444)
Net cash (used in) provided by financing activities	(981,763)	1,766,670	3,009,807	728,868	562,108
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	622,512	208,769	91,170	(26,567)	10,558
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	133,283	42,113	42,113	68,680	58,122
CASH AND CASH EQUIVALENTS, END OF PERIOD	755,795	250,882	133,283	42,113	68,680
SUPPLEMENTAL INFORMATION
Cash paid for interest	$ 117,432	$ 115,193	$ 157,813	$ 83,780	$ 52,156